DUNHAM FUNDS

Dunham Emerging Markets Stock Fund

Class A (DAEMX) | Class C (DCEMX) | Class N (DNEMX)

Supplement dated September 8, 2026 to the Statutory Prospectus (the “Prospectus”),
Summary Prospectus, and Statement of Additional Information (the “SAI”),

each dated March 1, 2026

This Supplement updates and supersedes any contrary information contained in the Prospectus, Summary Prospectus, and SAI.

Effective Immediately, Mazika Li no longer serves as Portfolio Manager of the Dunham Emerging Markets Stock Fund. All references to Mazika Li in the Prospectus, Summary Prospectus, and Statement of Additional Information are deleted in their entirety.

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If you have any questions, please contact the Dunham Funds at (888) 3DUNHAM (338-6426).

Investors Should Retain This Supplement For Future Reference